Leases	12 Months Ended
Mar. 31, 2026
Presentation of leases for lessee [abstract]
Leases

Note 13 — Leases

Operating leases

Our leases consist of office and lab spaces with lease terms between 1 to 5 years.

The Company initially entered into a lease agreement in May 2023 for five rooms at BioCity. In August 2024, the lease was amended to expand the leased area to a total of eight rooms. The amended lease term commenced in August 2024 and will continue through July 31, 2029, with no automatic renewal option.

During the year ended March 31, 2026, the Company entered into additional lease arrangements for two laboratory rooms and one office room at BioCity, increasing the total leased premises to eleven rooms.

A lease deposit of GBP 21,703 was paid in relation to these agreements.

Total lease expense for the years ended March 31, 2026, 2025 and 2024 were GBP 96,987, GBP 85,406 and GBP 39,774

The annual rent as of March 31, 2026 is as follows:

To January 31, 2027	GBP 98,150
To January 31, 2028	GBP 103,056
To January 31, 2029	GBP 108,208
To January 31, 2030	GBP 17,853
To January 31, 2031	GBP 18,746

In addition to the annual rent, other fees such as insurance, utilities and government fees are approximately $174,978 per year.

The Company's office space lease in Shanghai consists of one office room. The original lease commenced in August 2023 and ended on September 30, 2024 which was accounted for under IFRS 16 - "Leases." This lease was renewed on a short-term basis. Lease expense for the years ended March 31, 2026, 2025 and 2024 was $29,400, $35,900 and $35,900, respectively. There were no other service costs associated with this lease. This lease is being renewed on a three-month basis.

We currently do not have leases with residual value guarantees or leases not yet commenced to which we are committed. Lease liabilities have been measured by discounting future lease payments using our estimated incremental borrowing rate of 15% as rates implicit in the leases were not readily determinable.

The following table summarizes our right-of-use assets activity for the BioCity and Shanghai lease for the years ended March 31, 2026, 2025 and 2024, respectively.

Office and Lab Leases
Cost
Balance at March 31, 2024	$254,319
Additions	181,641
Effects of currency translation	(4,832)
Balance at March 31, 2025	$431,128
Additions	80,862
Effects of currency translation	23,282
Balance at March 31, 2026	$535,272

Accumulated amortization
Balance at March 31, 2024	$(48,229)
Amortization	(76,784)
Effects of currency translation	537
Balance at March 31, 2025	$(124,476)
Amortization	(77,787)
Effects of currency translation	(5,628)
Balance at March 31, 2026	$(207,891)

March 31, 2025 right-of-use assets, net	$306,652
March 31, 2026 right-of-use assets, net	$327,381

The following table summarizes the Company's lease liability activity for the BioCity lease and Shanghai lease for the years ended March 31, 2026, 2025 and 2024, respectively.

Total
Balance as of March 31, 2024	$224,300
Additions	211,524
Deletions	(32,510)
Payment of lease liabilities	(100,089)
Interest expense on lease liabilities	45,600
Effects of currency translation	(4,289)
Balance as of March 31, 2025	$344,536
Additions	80,860
Deletions	—
Payment of lease liabilities	(109,482)
Interest expense on lease liabilities	51,875
Effects of currency translation	18,121
Balance as of March 31, 2026	$385,910

The following table summarizes the maturity of our lease liabilities as of March 31, 2026 and 2025:

	March 31, 2026	March 31, 2025
Less than one year	$132,215	$99,960
One to five years	369,392	370,076
More than five years	—	—
Total lease payments	$501,607	$470,036
Less: imputed interest	(115,697)	(125,500)
Lease Liabilities	$385,910	$344,536